Commitments - Additional Information (Details) € in Millions	9 Months Ended
Jan. 31, 2026 EUR (€)
Commitments [Line Items]
Minimum contingent earnout payment	€ 12.0
MindWalk B.V.
Commitments [Line Items]
Percentage of contingent earnout payment based on EBITDA	20.00%
Unpaid commitment related to earnout	€ 12.0